Stock Options (Details 1) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Stock options activity
Outstanding at the beginning of the period (in shares) | shares	1,336,400
Granted | shares	0
Exercised | shares	(270,100)
Forfeited / Expired | shares	(37,800)
Outstanding at the end of the period (in shares) | shares	1,028,500
Vested and expected to vest at the end of the period | shares	1,287,360
Exercisable at the end of the period | shares	545,125
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 4.91
Granted (in dollars per share) | $ / shares	0
Exercised (in dollars per share) | $ / shares	4.68
Forfeited / Expired (in dollars per share) | $ / shares	4.51
Outstanding at the end of the period (in dollars per share) | $ / shares	4.98
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	4.98
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 4.98
Aggregate Intrinsic Value
Outstanding at the beginning of the period | $	$ 1,328,146
Outstanding at the end of the period | $	2,982,650
Vested and expected to vest at the end of the period (in dollars) | $	3,733,344
Exercisable at the end of the period | $	$ 1,580,863